Organization and Nature of Operations (Details)				6 Months Ended
	Feb. 08, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($) $ / shares	Apr. 28, 2021 HKD ($) shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Feb. 06, 2023 $ / shares	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 28, 2021 $ / shares
Organization and Nature of Operations [Line Items missing]
Incorporated date				Apr. 13, 2016
Authorized share capital | $			$ 50,000
Divided share capital			5,000,000
Ordinary shares, par value | $ / shares								$ 0.01
Aggregate amount (in Dollars) | $							$ 50,000
Unissued shares							5,000,000
Share Issuance, description				(a) 1,000,000,000 Class A Ordinary Shares with a nominal or par value of US$0.00004 each and (b) 250,000,000 Class B Ordinary Shares with a nominal or par value of US$0.00004, each in accordance with section 13 of the Cayman Islands Companies Act.
Net proceeds (in Dollars) | $	$ 14,098,140
Lichen China Limited [Member]
Organization and Nature of Operations [Line Items missing]
Interests in subsidiaries				100.00%
Minimum [Member]
Organization and Nature of Operations [Line Items missing]
Par value (in Dollars per share) | $ / shares		$ 0.0001
Maximum [Member]
Organization and Nature of Operations [Line Items missing]
Par value (in Dollars per share) | $ / shares		$ 0.00004
HONG KONG [Member]
Organization and Nature of Operations [Line Items missing]
Divided shares							5,000,000
Share Capital of Lichen [Member]
Organization and Nature of Operations [Line Items missing]
Authorized share capital | $			$ 50,000
Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items missing]
Authorized share capital | $		$ 50,000
Ordinary shares, par value | $ / shares							$ 0.0001
Divided shares							400,000,000
Aggregate amount (in Dollars) | $							$ 50,000
Ordinary shares	600,000		5,400,000
Per share (in Dollars per share) | $ / shares							$ 0.0001
Issuance of ordinary shares							5,400,000
Par value (in Dollars per share) | $ / shares				$ 0.00004	$ 0.00004
Ordinary shares par value (in Dollars per share) | $ / shares	$ 4
Gross proceeds (in Dollars) | $	$ 16,000,000
Class A Ordinary Shares [Member] | Share Capital of Lichen [Member]
Organization and Nature of Operations [Line Items missing]
Ordinary shares			400,000,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations [Line Items missing]
Ordinary shares, par value | (per share)							$ 0.0001	$ 0.01
Ordinary shares			100,000,000
Per share (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares							100,000,000
Issuance of ordinary shares							3,600,000
Par value (in Dollars per share) | $ / shares				$ 0.00004 [1]	$ 0.00004
Class B Ordinary Shares [Member] | Share Capital of Lichen [Member]
Organization and Nature of Operations [Line Items missing]
Ordinary shares, par value | $ / shares							$ 0.0001
Ordinary shares			3,600,000
IPO [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items missing]
Ordinary shares	4,000,000
Par value (in Dollars per share) | $ / shares	$ 0.00004					$ 0.00004

[1]	represents amount less than $1,000.